ALPHACENTRIC STRATEGIC INCOME FUND (SIIAX, SIICX, SIIIX)
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 44.4%
	HEALTH CARE REIT - 2.4%
7,500	Welltower, Inc.(h)	$ 643,275

	MULTI ASSET CLASS REITS - 3.5%
35,617	iStar, Inc.(h)	919,987

	SPECIALTY FINANCE - 38.5%
15,762	Chimera Investment Corporation(h)	237,691
66,283	Ellington Financial, Inc.(h)	1,132,776
33,168	Enact Holdings, Inc.	685,583
244,436	MFA Financial, Inc.(h)	1,114,628
33,775	MGIC Investment Corporation	487,036
22,794	Mr. Cooper Group, Inc.(a)	948,458
245,158	New Residential Investment Corporation(h)	2,625,641
183,212	New York Mortgage Trust, Inc.(h)	681,549
21,477	Ocwen Financial Corporation(a)	858,436
11,699	PennyMac Financial Services, Inc.	816,356
45,148	Redwood Trust, Inc.(h)	595,502
		10,183,656

	TOTAL COMMON STOCKS (Cost $9,266,479)	11,746,918

	PREFERRED STOCKS — 15.4%
	SPECIALTY FINANCE - 15.4%
44,964	AGNC Investment Corporation – Series F(h)	1,135,792
20,000	Arbor Realty Trust, Inc.- Series D(h)	507,000
10,000	Arbor Realty Trust, Inc. – Series E(h)	254,500
10,000	Arbor Realty Trust, Inc.- Series F (h)	255,400
3,308	Chimera Investment Corporation – Series B(h)	84,519
7,881	Chimera Investment Corporation – Series C(h)	197,340
2,252	Chimera Investment Corporation- Series D(h)	56,863
6,272	MFA Financial, Inc. – Series C(h)	148,270
10,000	New Residential Investment Corporation – Series D(h)	256,400
17,500	New York Mortgage Trust, Inc.- Series F(h)	429,625

ALPHACENTRIC STRATEGIC INCOME FUND (SIIAX, SIICX, SIIIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares					Fair Value
	PREFERRED STOCKS — 15.4% (Continued)
	SPECIALTY FINANCE - 15.4% (Continued)
9,000	Two Harbors Investment Corporation - Series A(h)				$ 236,970
20,472	Two Harbors Investment Corporation - Series C(h)				521,831
	TOTAL PREFERRED STOCKS (Cost $3,958,337)				4,084,510

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 17.2%
	COLLATERALIZED MORTGAGE OBLIGATIONS — 6.4%
85,125	Adjustable Rate Mortgage Trust 2007-1 1A1(b)		2.9122	03/25/37	83,151
21,660	Alternative Loan Trust 2003-J2 B2(a)		–	10/25/33	—
831,611	Alternative Loan Trust 2006-6CB 2A13(c)	US0001M + 0.400%	0.5020	05/25/36	228,809
312,439	CHL Mortgage Pass-Through Trust 2005-2 2A2(c)	US0001M + 0.720%	0.8220	03/25/35	243,038
340,717	HarborView Mortgage Loan Trust 2005-7 2A2B(c)	US0001M + 0.960%	1.0640	06/19/45	212,691
677,542	Impac CMB Trust Series 2005-2 1M2(c)	US0001M + 0.735%	0.8370	04/25/35	660,909
290,257	Washington Mutual Mortgage Pass-Through 2007-HY1 A2A(c)	US0001M + 0.160%	0.2620	02/25/37	263,494
					1,692,092
	NON AGENCY CMBS — 1.6%
100,000	COMM 2013-CCRE6 Mortgage Trust F(b),(d)		4.0870	03/10/46	68,788
7,750,784	JPMBB Commercial Mortgage Securities Trust 2015-C32 XA(b),(e)		1.2070	11/15/48	203,986
25,000	Wells Fargo Commercial Mortgage Trust 2015-C27 B(b)		4.1390	02/15/48	25,738
150,000	WFRBS Commercial Mortgage Trust 2013-C15 C(b)		4.5030	08/15/46	138,635
					437,147
	RESIDENTIAL MORTGAGE BACKED SECURITIES — 9.2%
221,077	Aegis Asset Backed Securities Trust Mortgage 2005-5 M2(c)	US0001M + 0.675%	0.7770	12/25/35	214,171
424,923	Asset Backed Securities Corp Home Equity Loan 2005-HE6 M7(c)	US0001M + 2.025%	2.1270	07/25/35	396,248
601,331	Chase Funding Trust Series 2003-2 2A2(c)	US0001M + 0.560%	0.6520	02/25/33	585,760
173,014	Credit-Based Asset Servicing and Securitization 2003-CB2 M2(f)		6.0450	08/25/32	139,274
465,879	Ellington Loan Acquisition Trust 2007-2 M2B(c),(d)	US0001M + 1.700%	1.8020	05/25/37	400,618
373,932	Morgan Stanley A.B.S Capital I Inc Trust 2005-HE3 M6(c)	US0001M + 1.110%	1.2120	07/25/35	351,654
338,397	Park Place Securities Inc Asset-Backed 2004-WWF1 M4(c)	US0001M + 1.650%	1.7520	12/25/34	351,643
					2,439,368
	TOTAL ASSET BACKED SECURITIES (Cost $4,255,515)				4,568,607

ALPHACENTRIC STRATEGIC INCOME FUND (SIIAX, SIICX, SIIIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 2.7%
	CMBS — 2.7%
15,598,686	Government National Mortgage Association 2013-141 IJ(b),(e)	0.1960	02/16/52	$ 73,482
918,712	Government National Mortgage Association 2015-108 IO(b),(e)	0.5100	10/16/56	27,561
241,495	Government National Mortgage Association 2017-106 IO(b),(e)	0.6640	12/16/56	11,019
1,226,573	Government National Mortgage Association 2018-17 MI(b),(e)	0.4100	11/01/57	46,524
6,056,632	Government National Mortgage Association 2017-171 IO(b),(e)	0.7000	09/16/59	296,473
2,202,961	Government National Mortgage Association 2020-155 IO(b),(e)	1.2690	09/16/60	220,480
665,081	Government National Mortgage Association 2019-105 IO(b),(e)	0.7760	08/16/61	51,062
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $895,951)			726,601

	CONVERTIBLE BONDS — 6.1%
	ASSET MANAGEMENT — 2.4%
624,000	RWT Holdings, Inc.	5.7500	10/01/25	641,160

	SPECIALTY FINANCE — 3.7%
584,000	PennyMac Corporation(h)	5.5000	11/01/24	586,190
390,000	Two Harbors Investment Corporation(h)	6.2500	01/15/26	394,875
				981,065
	TOTAL CONVERTIBLE BONDS (Cost $1,646,538)			1,622,225

	CORPORATE BONDS — 3.2%
	SPECIALTY FINANCE — 3.2%
539,000	PHH Mortgage Corporation(d)	7.8750	03/15/26	557,838
280,000	United Wholesale Mortgage, LLC(d)	5.5000	11/15/25	285,554
	TOTAL CORPORATE BONDS (Cost $828,097)			843,392

ALPHACENTRIC STRATEGIC INCOME FUND (SIIAX, SIICX, SIIIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
SHORT-TERM INVESTMENT — 5.3%
MONEY MARKET FUND - 5.3%
1,411,758	First American Government Obligations Fund, Class U, 0.03% (Cost $1,411,758)(g)	$ 1,411,758

	TOTAL INVESTMENTS - 94.3% (Cost $22,262,675)	$ 25,004,011
	OTHER ASSETS IN EXCESS OF LIABILITIES- 5.7%	1,520,835
	NET ASSETS - 100.0%	$ 26,524,846

LLC	- Limited Liability Company
REIT	- Real Estate Investment Trust
H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
SOFRRATE	United States SOFR Secured Overnight Financing Rate
US0001M	ICE LIBOR USD 1 Month
US0003M	ICE LIBOR USD 3 Month

(a)	Non-income producing security.
(b)	Variable rate security; the rate shown represents the rate on December 31, 2021.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(d)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2021 the total market value of 144A securities is 1,312,798 or 4.9% of net assets.
(e)	Interest only securities.
(f)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at December 31, 2021.
(g)	Rate disclosed is the seven day effective yield as of December 31, 2021.
(h)	REIT - Real Estate Investment Trust